Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000003389 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[1]
C000003389 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000003389 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003389 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003389 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003389 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003389 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000219383 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[2]
C000219383 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000219383 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219383 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000219383 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000219383 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000219383 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219383 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219382 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[3]
C000219382 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000219382 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219382 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000219382 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000219382 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000219382 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219382 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003391 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[4]
C000003391 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000003391 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000003391 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003391 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003391 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000003391 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003391 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003392 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[5]
C000003392 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003392 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003392 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000003392 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003392 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000003392 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003392 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003392 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003393 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%	[6]
C000003393 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000003393 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000003393 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000003393 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000003393 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003393 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003395 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000003395 [Member] | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000003395 [Member] | All other issuers less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000003396 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000003396 [Member] | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%
C000003396 [Member] | All other issuers less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[8]
C000003397 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	63.40%
C000003397 [Member] | General Obligation Unlimited Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000003397 [Member] | All other issuers less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[9]
C000003398 [Member] | Future [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000003398 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000003398 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000003398 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000003398 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000003398 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[10]
C000003398 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000003398 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000003398 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000003402 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	76.60%
C000003402 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000003402 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[11]
C000003402 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000003404 [Member] | All other states less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%	[12]
C000003404 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	5.50%
C000003404 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	12.60%
C000003404 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	7.40%
C000003404 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	8.20%
C000003404 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.10%
C000003404 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000003405 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000003405 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000003406 [Member] | All other states less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%	[14]
C000003406 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.60%
C000003406 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.40%
C000003406 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	8.00%
C000003406 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000003406 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	6.90%
C000003406 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	8.80%
C000003407 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000003407 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[15]
C000003407 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003412 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000003412 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000003412 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000003413 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000003413 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003413 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000003414 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[16]
C000003414 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003414 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003414 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000003414 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000003414 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000003415 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[17]
C000003415 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000003415 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000003415 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000003415 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003415 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000003415 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003415 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003416 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[18]
C000003416 [Member] | Swiss Franc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003416 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003416 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000003416 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000003416 [Member] | Canadian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003417 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[19]
C000003417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000003417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000003417 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000003417 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003417 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003419 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[20]
C000003419 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003419 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000003419 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003419 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003419 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000003419 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014609 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%	[21]
C000014609 [Member] | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000014609 [Member] | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000014609 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000014609 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000014609 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033959 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[22]
C000033959 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000033959 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000033959 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000033959 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000034255 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[23]
C000034255 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034255 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000034255 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034255 [Member] | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034255 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000043366 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000043366 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
C000043366 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000043366 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[24]
C000043366 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000051415 [Member] | All other states less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%	[25]
C000051415 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	13.90%
C000051415 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	8.30%
C000051415 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000051415 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	5.00%
C000051415 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000051415 [Member] | ALABAMA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000051415 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000219384 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[26]
C000219384 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219384 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219384 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000219385 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[27]
C000219385 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219385 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219385 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000070886 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[28]
C000070886 [Member] | Hong Kong Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000070886 [Member] | Taiwan Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000070886 [Member] | Indian Rupee [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000070886 [Member] | Korean Won [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000070886 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000070886 [Member] | South African Rand [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000070887 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[29]
C000070887 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000070887 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000070887 [Member] | Japanese Yen [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000070887 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000070887 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000077366 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000077366 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000077366 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[30]
C000077366 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000232975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	51.80%
C000232975 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000232975 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[31]
C000232975 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000077367 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000077367 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.90%
C000077367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077367 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000077367 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[32]
C000079432 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000079432 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000079432 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[33]
C000079432 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079432 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102783 [Member] | Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000102783 [Member] | U S Bonds High Yield [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102783 [Member] | U S Bonds Inflation Protected [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000102783 [Member] | Global Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000102783 [Member] | Non U S Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000102783 [Member] | Non U S Equity Developed [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000102783 [Member] | U S Bonds Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000102783 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
C000102783 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116140 [Member] | All other currencies less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[34]
C000116140 [Member] | Australian Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000116140 [Member] | British Pound [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000116140 [Member] | Euro [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000116140 [Member] | United States Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000119673 [Member] | Future [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000119673 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000119673 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000119673 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000119673 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000119673 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[35]
C000119673 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000119673 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000119674 [Member] | Future [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
C000119674 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000119674 [Member] | Futures Contracts Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000119674 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000119674 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000119674 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[36]
C000119674 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000119674 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000219387 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[37]
C000219387 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000219387 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219387 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219387 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219387 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219387 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000219386 [Member] | All other industries less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[38]
C000219386 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000219386 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219386 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219386 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219386 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219386 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%

[1]	Includes derivatives and categories rounding to less than 5%, if any.
[2]	Includes derivatives and categories rounding to less than 5%, if any.
[3]	Includes derivatives and categories rounding to less than 5%, if any.
[4]	Includes derivatives and categories rounding to less than 5%, if any.
[5]	Includes derivatives and categories rounding to less than 5%, if any.
[6]	Includes derivatives and categories rounding to less than 5%, if any.
[7]	Includes derivatives and categories rounding to less than 5%, if any.
[8]	Includes derivatives and categories rounding to less than 5%, if any.
[9]	Includes derivatives and categories rounding to less than 5%, if any.
[10]	Includes derivatives and categories rounding to less than 5%, if any.
[11]	Includes derivatives and categories rounding to less than 5%, if any.
[12]	Includes derivatives and categories rounding to less than 5%, if any.
[13]	Includes derivatives and categories rounding to less than 5%, if any.
[14]	Includes derivatives and categories rounding to less than 5%, if any.
[15]	Includes derivatives and categories rounding to less than 5%, if any.
[16]	Includes derivatives and categories rounding to less than 5%, if any.
[17]	Includes derivatives and categories rounding to less than 5%, if any.
[18]	Includes derivatives and categories rounding to less than 5%, if any.
[19]	Includes derivatives and categories rounding to less than 5%, if any.
[20]	Includes derivatives and categories rounding to less than 5%, if any.
[21]	Includes derivatives and categories rounding to less than 5%, if any.
[22]	Includes derivatives and categories rounding to less than 5%, if any.
[23]	Includes derivatives and categories rounding to less than 5%, if any.
[24]	Includes derivatives and categories rounding to less than 5%, if any.
[25]	Includes derivatives and categories rounding to less than 5%, if any.
[26]	Includes derivatives and categories rounding to less than 5%, if any.
[27]	Includes derivatives and categories rounding to less than 5%, if any.
[28]	Includes derivatives and categories rounding to less than 5%, if any.
[29]	Includes derivatives and categories rounding to less than 5%, if any.
[30]	Includes derivatives and categories rounding to less than 5%, if any.
[31]	Includes derivatives and categories rounding to less than 5%, if any.
[32]	Includes derivatives and categories rounding to less than 5%, if any.
[33]	Includes derivatives and categories rounding to less than 5%, if any.
[34]	Includes derivatives and categories rounding to less than 5%, if any.
[35]	Includes derivatives and categories rounding to less than 5%, if any.
[36]	Includes derivatives and categories rounding to less than 5%, if any.
[37]	Includes derivatives and categories rounding to less than 5%, if any.
[38]	Includes derivatives and categories rounding to less than 5%, if any.